Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits
Components of Deposits

	2009	2010	Weighted average rate paid for 2010
	(In millions of Korean won)
Interest-bearing deposits:
Time deposits	90,416,765	116,152,598	3.62%
Savings deposits	48,007,195	54,099,973	0.42%
Certificate of deposits	23,081,256	2,346,928	4.03%
Mutual installment deposits	3,690,582	3,427,103	3.05%
Interest-bearing demand deposits	883,123	819,595	1.27%

Total interest-bearing deposits	166,078,921	176,846,197	2.73%
Non-interest-bearing deposits:
Demand deposits	3,104,147	3,081,938

Total deposits	169,183,068	179,928,135	2.68%

Scheduled Contractual Maturities of Time Deposits, Certificates of Deposit and Mutual Installment Deposits

(In millions of Korean won)
2011	114,580,577
2012	2,859,450
2013	2,924,004
2014	414,731
2015	533,389
Thereafter	614,478

Total	121,926,629